Share-based payment plans - Intrinsic value (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Cash settled
Share-based payment plans
Intrinsic value of cash-settled share based payment award	$ 2.3	$ 2.3